Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term Debt [Table Text Block]

(dollars in millions)	2017	2016
Short-term borrowings:
Commercial paper	$300	$522
Other borrowings	92	79
Total short-term borrowings	$392	$601

Schedule of Weighted average interest rates [Table Text Block]
The weighted-average interest rates applicable to short-term borrowings and total debt were as follows:

	2017	2016
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.1%	1.3%
Total debt	3.5%	4.1%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	2.3%	0.6%
Total debt	3.5%	3.7%

Long-term Debt [Table Text Block]

(dollars in millions)	2017	2016
1.800% notes due 2017 [1]	—	1,500
6.800% notes due 2018	99	99
EURIBOR plus 0.80% floating rate notes due 2018 (€750 million principal value) [2]	890	783
1.778% junior subordinated notes due 2018	1,100	1,100
LIBOR plus 0.350% floating rate notes due 2019 [3]	350	350
1.500% notes due 2019 [1]	650	650
EURIBOR plus 0.15% floating rate notes due 2019 (€750 million principal value) [2]	890	—
8.875% notes due 2019	271	271
4.875% notes due 2020 [1]	171	171
4.500% notes due 2020 [1]	1,250	1,250
1.900% notes due 2020 [1]	1,000	—
8.750% notes due 2021	250	250
1.950% notes due 2021 [1]	750	750
1.125% notes due 2021 (€950 million principal value) [1]	1,127	992
2.300% notes due 2022 [1]	500	—
3.100% notes due 2022 [1]	2,300	2,300
1.250% notes due 2023 (€750 million principal value) [1]	890	783
2.800% notes due 2024 [1]	800	—
1.875% notes due 2026 (€500 million principal value) [1]	593	522
2.650% notes due 2026 [1]	1,150	1,150
3.125% notes due 2027 [1]	1,100	—
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029 [1]	550	550
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036 [1]	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 [1]	1,000	1,000
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.150% notes due 2045 [1]	850	850
3.750% notes due 2046 [1]	1,100	1,100
4.050% notes due 2047 [1]	600	—
Project financing obligations	158	155
Other (including capitalized leases)	195	189
Total principal long-term debt	27,118	23,299
Other (fair market value adjustments, discounts and debt issuance costs)	(25)	1
Total long-term debt	27,093	23,300
Less: current portion	2,104	1,603
Long-term debt, net of current portion	$24,989	$21,697

1	We may redeem these notes at our option pursuant to their terms.

2
The three-month EURIBOR rate as of December 29, 2017 was approximately -0.329%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

3	The three-month LIBOR rate as of December 29, 2017 was approximately 1.694%.

Schedule of Principal Payments on Long-term Debt [Table Text Block]

(dollars in millions)
2018	$2,104
2019	2,271
2020	2,479
2021	2,175
2022	2,804
Thereafter	15,285
Total	$27,118